SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Internally Developed Software, net (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	5 years	5 years